Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Schedule of reconciliation of the carrying amounts of major classes of net income (Loss) from operations
	For the Years Ended December 31,
	2018	2017	2016

Revenues	$-	$-	$329,119

Costs of revenue	-	-	(338,110)

Gross loss	-	-	(8,991)

Service income	-	-	3,244
Service expenses	-	-	(5,497)
Selling expenses	-	-	(63,089)
General and administrative expenses	-	-	(43,703)
Provision for doubtful accounts	-	-	(32,321)
Impairment loss on intangible assets	-	-	(18,447)
Financial expenses	-	-	88
Other income	-	-	1,261
Other expenses		-	(275)
Provision for income tax expense	-	-	(844)
Loss on disposal of discontinued operations	-	-	(82,579)

Net loss from discontinued operations	$-	$-	$(251,153)